PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2021	2022
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	4,891	4,234
Additional pension benefit obligation	29a.i.a.ii	—	44
The Company - unfunded	29a.i.b	613	522
Telkomsel	29a.ii	4,188	4,275
Others		3	—
Projected pension benefit obligations		9,695	9,075
Net periodic post-employment health care benefit	29b	638	—
Other post-employment benefit	29c	300	268
Long service employee benefit	29d	4	1
Obligation under the Labor Law	29e	926	928
Total		11,563	10,272

Schedule of net periodic pension benefit cost

	Notes	2020	2021	2022
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	545	732	577
Additional pension benefit obligation	29a.i.a.ii	—	—	37
The Company - unfunded	29a.i.b	117	74	58
Telkomsel	29a.ii	142	331	596
Total periodic pension benefit cost		804	1,137	1,268
Net periodic post-employment health care benefit cost	25,29b	253	263	213
Other post-employment benefit cost	25,29c	81	23	25
Long service employee benefit cost	25,29d	53	3	1
Obligation under the Labor Law	25,29e	258	254	78
Total		1,449	1,680	1,585

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2020	2021	2022
Defined benefit plan actuarial gain (loss)
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	(2,942)	1,123	467
Additional pension benefit obligation	29a.i.a.ii	—	0	(7)
The Company - unfunded	29a.i.b	89	82	55
Telkomsel	29a.ii	(1,554)	(110)	218
Others		0	(3)	1
Post-employment health care benefit cost	29b	(158)	1,032	851
Other post-employment benefit	29c	(15)	2	14
Obligation under the Labor Law	29e	125	42	13
Sub-total		(4,455)	2,168	1,612
Deferred tax effect at the applicable tax rates	28h	859	(213)	(148)
Defined benefit plan acturial gain (loss) - net of tax		(3,596)	1,955	1,464

Schedule of changes in projected pension benefit obligations

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2021	25,103	(19,546)	4,651	(799)	14,443	(13,036)	10,816
Service costs	269	—	84	—	—	—	353
Interest costs (income)	1,577	(1,223)	299	(52)	955	(860)	696
Plan administration cost	—	60	—	—	—	168	228
Additional welfare benefits	80	—	—	—	—	—	80
Cost recognized in the consolidated statement of profit or loss	1,926	(1,163)	383	(52)	955	(692)	1,357

Actuarial (gain) loss on:
Experience adjustments	(340)	—	324	—	(105)	—	(121)
Changes in demographic assumptions	(1,122)	—	—	—	—	—	(1,122)
Changes in financial assumptions	—	—	(233)	—	(1,289)	—	(1,522)
Return on plan assets
(excluding amount included in
net interest expense)	—	339	—	19	—	362	720
Cost recognized in
OCI	(1,462)	339	91	19	(1,394)	362	(2,045)

Employer’s contributions	—	(226)	—	—	—	—	(226)
Pension plan participants’ contributions	21	(21)	—	—	—	—	—
Benefits paid from plan assets	(1,670)	1,670	—	—	(588)	588	—
Benefits paid by employer	(80)	—	(105)	—	—	—	(185)
Balance, December 31, 2021	23,838	(18,947)	5,020	(832)	13,416	(12,778)	9,717
Projected pension benefit
obligation at end of year	4,891		4,188		638		9,717

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2022	23,838	(18,947)	5,020	(832)	13,416	(12,778)	9,717

Service costs	178	—	326	—	—	—	504
Interest costs (income)	1,635	(1,347)	328	(58)	982	(933)	607
Plan administration cost	—	63	—	—	—	164	227
Additional welfare benefits	65	—	—	—	—	—	65
Cost recognized in the consolidated statement of profit or loss	1,878	(1,284)	654	(58)	982	(769)	1,403

Actuarial (gain) loss on:
Experience adjustments	(737)	—	(1)	—	(730)	—	(1,468)
Changes in demographic assumptions	—	—	(1)	—	—	—	(1)
Changes in financial assumptions	(30)	—	(67)	—	(136)	—	(233)
Return on plan assets
(excluding amount included in
net interest expense)	—	300	(186)	37	—	(69)	82
Changes in asset ceiling	—	—	—	—	—	84	84
Cost recognized in
OCI	(767)	300	(255)	37	(866)	15	(1,536)

Employer’s contributions	—	(719)	—	—	—	—	(719)
Pension plan participants’ contributions	19	(19)	—	—	—	—	—
Benefits paid from plan assets	(1,767)	1,767	(291)	—	—	—	(291)
Benefits paid by employer	(65)	—	—	—	(654)	654	(65)
Balance, December 31, 2022	23,136	(18,902)	5,128	(853)	12,878	(12,878)	8,509
Projected pension benefit
obligation at end of year	4,234		4,275		—		8,509

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the labor law	Total
Balance, January 1, 2020	1,479	—	366	—	690	2,535

Service costs	28	—	4	53	258	343
Interest costs	89	—	19	—	—	108
Pas service cost	—	—	58	—	—	58
Cost recognized in the consolidated statement of profit or loss	117	—	81	53	258	509

Fair value of pension plan assets at beginning of year	—	—	—	—	—	—
Changes in asset ceiling	—	—	—	—	—	—
Actuarial (gain) loss recognized in OCI	(89)	—	15	(52)	125	(1)
Benefits paid by employer	(545)	—	(95)	—	(296)	(936)
Balance, December 31, 2020	962	—	367	1	777	2,107

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-	Post-employment
	Defined pension	Additional pension			health care	employment	benefits
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits	UUCK (Telkom)
2021
Within next 10 years	20,809	—	691	4,224	5,959	357	15
Within 10-20 years	23,096	—	92	10,849	6,697	121	14
Within 20-30 years	21,308	—	85	8,385	5,117	92	1
Within 30-40 years	16,537	—	17	901	2,025	5	—
Within 40-50 years	3,965	—	—	—	259	—	—
Within 50-60 years	2,803	—	—	—	1	—	—
Within 60-70 years	16	—	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—	—

Weighted average duration of DBO	10.50 years	10.50 years	5.75 years	10.30 years	14.13 years	4.88 years	7.41 years

2022
Within next 10 years	21,232	40	705	5,111	8,092	324	59
Within 10-20 years	16,485	31	229	11,178	12,746	123	414
Within 20-30 years	10,414	18	430	7,827	12,019	83	497
Within 30-40 years	4,209	6	96	473	5,491	6	80
Within 40-50 years	882	1	—	—	970	—	—
Within 50-60 years	77	—	—	—	59	—	—
Within 60-70 years	2	—	—	—	6	—	—
Within 70-80 years	—	—	—	—	1	—	—

Weighted average duration of DBO	8.48 years	8.48 years	5.52 years	9.45 years	12.40 years	4.62 years	11.69 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2021
Funded:
Defined pension benefit obligation	(2,040)	2,419	1,571	(1,439)
Unfunded	(27)	30	33	(30)
Telkomsel	(434)	465	455	(429)
Post-employment health care benefits	(1,605)	1,964	1,985	(1,686)
Other post-employment benefits	(13)	14	—	—
Post-employment benefits UUCK (Telkom)	(1)	1	6	(3)

2022
Funded:
Defined pension benefit obligation	(1,948)	2,291	268	255
Unfunded	(24)	27	29	(27)
Telkomsel	(430)	491	536	(477)
Post-employment health care benefits	(1,413)	1,703	1,629	1,380
Other post-employment benefits	(12)	13	—	—
Post-employment benefits UUCK (Telkom)	(8)	10	27	(24)

Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2020	2021	2022
Discount rate	6.50%	7.00%	7.15%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2021		2022
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	762	—	1,320	—
Equity instruments*:
Financials	1,571	—	1,638	—
Consumer non-cyclicals	558	—	505	—
Basic material	300	—	271	—
Infrastructures	838	—	639	—
Energy	118	—	141	—
Technology	43	—	89	—
Industrials*	421	—	315	—
Consumer cyclicals	112	—	115	—
Properties and real estate	143	—	98	—
Healthcare	202	—	208	—
Transportation and logistic	16	—	8	—
Equity-based mutual fund	321	—	410	—
Fixed income instruments:
Corporate bonds	—	4,558	—	3,117
Government bonds	7,736	—	7,884	—
Fixed income mutual funds	161	—	—	122
Midterm notes	—	—	—	100
Asset-backed securities	—	—	—	30
Sukuk	—	—	—	1,090
Non-public equity:
Direct placement	—	355	—	368
Property	—	186	—	187
Others	—	545	—	247
Total	13,302	5,644	13,641	5,261

Schedule of actuarial assumptions

	2020	2021	2022
Discount rate	6.50%	7.00%	7.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2020	2021	2022
Discount rate	5.25% - 6.50%	5.75% - 7.00%	7.00% - 7.25%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2019	2019	2019

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2021		2022
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	527	—	1,085	—
Equity instruments*:
Financials	1,254	—	1,368	—
Consumer non-cyclicals	100	—	114	—
Basic material	256	—	264	—
Infrastructures	574	—	598	—
Energy	171	—	221	—
Technology	24	—	63	—
Industrials	274	—	185	—
Consumer cyclicals	483	—	457	—
Properties and real estate	93	—	95	—
Healthcare	232	—	233	—
Transportation and logistic	5	—	3	—
Equity-based mutual funds	569	—	1,035	—
Fixed income instruments:
Government obligations	—	—	82	—
Fixed income mutual funds	7,858	—	6,761	—
Unlisted shares:
Private placement	—	358	—	398
Total	12,420	358	12,564	398

*Since January 25, 2021, the Jakarta Stock Industrial Classification (JASICA) has been officially replaced by the IDX Industrial Classification (IDX - IC)

Schedule of actuarial assumptions

	2020	2021	2022
Discount rate	6.75%	7.50%	7.25%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2020	2021	2022
Indonesian mortality table	2019	2019	2019

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2020	2021	2022
Discount rate	5.00%	6.25%	6.75%
Indonesian mortality table	2019	2019	2019

Defined pension benefit plan
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in projected pension benefit obligations

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the labor law	Total
Balance, January 1, 2020	1,479	—	366	—	690	2,535

Service costs	28	—	4	53	258	343
Interest costs	89	—	19	—	—	108
Pas service cost	—	—	58	—	—	58
Cost recognized in the consolidated statement of profit or loss	117	—	81	53	258	509

Fair value of pension plan assets at beginning of year	—	—	—	—	—	—
Changes in asset ceiling	—	—	—	—	—	—
Actuarial (gain) loss recognized in OCI	(89)	—	15	(52)	125	(1)
Benefits paid by employer	(545)	—	(95)	—	(296)	(936)
Balance, December 31, 2020	962	—	367	1	777	2,107

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2020, 2021 and 2022, under the defined benefit pension plan (continued):

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the labor law	Total
Balance, January 1, 2021	962	—	367	1	777	2,107

Service costs	25	—	7	3	254	289
Interest costs	49	—	16	—	—	65
Cost recognized in the consolidated statement of profit or loss	74	—	23	3	254	354

Fair value of pension plan assets at
beginning of year	—	6	—	—	—	6
Changes in asset ceiling	—	(6)	—	—	—	(6)
Actuarial gain recognized in OCI	(82)	—	(2)	—	(42)	(126)
Benefits paid by employer	(341)	—	(88)	—	(63)	(492)
Balance, December 31, 2021	613	—	300	4	926	1,843

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the labor law	Total
Balance, January 1, 2022	613	—	300	4	926	1,843

Service costs	24	37	8	1	78	148
Interest costs	34	—	17	—	—	51
Cost recognized in the consolidated statement of profit or loss	58	37	25	1	78	199

Actuarial (gain) loss recognized in OCI	(55)	7	(14)	—	(13)	(75)
Benefits paid by employer	(94)	—	(43)	(4)	(63)	(204)
Balance, December 31, 2022	522	44	268	1	928	1,763

Defined Contribution Other Benefit Program | The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2020	2021	2022
Discount rate	8.00%	7.00%	7.25%
Indonesian mortality table	2019	2019	2019